Stockholders’ (Deficit) Equity - Schedule of Option Activity (Details) - Staffing 360 Solutions, Inc. [Member] - Previously Reported [Member] - $ / shares	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Outstanding Beginning Balance	51,302	1,302
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 50.06	$ 1,665.6
Options granted		50,000
Weighted average exercise price, granted		$ 7.8
Options exercised
Weighted average exercise price, exercised
Options expired or cancelled
Weighted average exercise price, expired or cancelled
Options, Outstanding Ending Balance	51,302	51,302
Weighted Average Exercise Price, Outstanding Ending Balance	$ 50.06	$ 50.06